Note 7 Impact of the stress test (Details) € in Millions	Dec. 31, 2024 EUR (€)
Europe [Member]
Impact of the stress test [Line Items]
Expected shortfall	€ (132)
MEXICO
Impact of the stress test [Line Items]
Expected shortfall	(66)
PERU
Impact of the stress test [Line Items]
Expected shortfall	(25)
VENEZUELA
Impact of the stress test [Line Items]
Expected shortfall	0
ARGENTINA
Impact of the stress test [Line Items]
Expected shortfall	(29)
COLOMBIA
Impact of the stress test [Line Items]
Expected shortfall	(3)
TURKEY
Impact of the stress test [Line Items]
Expected shortfall	€ (10)